Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (83.5%)
	COMMUNICATION SERVICES (15.1%)
	ENTERTAINMENT (0.8%)
370,000	Lions Gate Entertainment Corp. Class A *	3,422,500
	INTERNET (8.8%)
11,500	Alphabet, Inc. Class A *	14,043,110
75,000	Facebook, Inc. Class A *	13,356,000
29,000	Netflix, Inc. *	7,760,980
100,000	Tencent Holdings, Ltd. ADR	4,163,000
		39,323,090
	MEDIA (2.3%)
80,000	Comcast Corp. Class A	3,606,400
50,000	Walt Disney Co. (The)	6,516,000
		10,122,400
	SOFTWARE (3.2%)
185,000	Activision Blizzard, Inc.	9,790,200
44,000	Electronic Arts, Inc. *	4,304,080
		14,094,280
		66,962,270
	CONSUMER DISCRETIONARY (13.5%)
	ENTERTAINMENT (1.4%)
26,000	Vail Resorts, Inc.	5,916,560
	HOME BUILDERS (1.1%)
90,000	Lennar Corp. Class A	5,026,500
	INTERNET (7.5%)
46,000	Alibaba Group Holding, Ltd. ADR *	7,692,580
10,000	Amazon.com, Inc. *	17,359,100
150,000	GrubHub, Inc. *(1)	8,431,500
		33,483,180
	RETAIL (3.5%)
16,000	Home Depot, Inc.	3,712,320
43,000	Starbucks Corp.	3,802,060
80,000	TJX Companies, Inc. (The)	4,459,200
14,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,509,100
		15,482,680
		59,908,920
	CONSUMER STAPLES (2.6%)
	BEVERAGES (1.4%)
30,000	Constellation Brands, Inc. Class A	6,218,400
	COSMETICS & PERSONAL CARE (1.2%)
26,000	Estee Lauder Companies, Inc. (The) Class A	5,172,700
		11,391,100
	ENERGY (2.8%)
	OIL & GAS (2.8%)
83,000	Diamondback Energy, Inc.	7,462,530
40,000	Pioneer Natural Resources Co.	5,030,800
		12,493,330
	FINANCIALS (4.1%)
	BANKS (2.5%)
155,000	Bank of America Corp.	4,521,350
35,000	Citigroup, Inc.	2,417,800
36,000	JPMorgan Chase & Co.	4,236,840
		11,175,990
	DIVERSIFIED FINANCIAL SERVICES (1.6%)
7,000	BlackRock, Inc.	3,119,480
85,000	Blackstone Group, Inc. (The) Class A (1)	4,151,400
		7,270,880
		18,446,870
	HEALTHCARE (21.2%)
	BIOTECHNOLOGY (16.5%)
135,000	Alexion Pharmaceuticals, Inc. *	13,221,900
1,105,000	Amarin Corp. PLC ADR *(1)	16,751,800
120,000	Biohaven Pharmaceutical Holding Co., Ltd. *	5,006,400
110,000	BioMarin Pharmaceutical, Inc. *	7,414,000
87,000	Exact Sciences Corp. *(1)	7,862,190
600,000	Exelixis, Inc. *	10,611,000
110,000	Intercept Pharmaceuticals, Inc. *(1)	7,299,600
33,000	Vertex Pharmaceuticals, Inc. *	5,590,860
		73,757,750
	HEALTHCARE PRODUCTS (1.3%)
26,000	Edwards Lifesciences Corp. *	5,717,660
	PHARMACEUTICALS (3.4%)
88,000	Bristol-Myers Squibb Co.	4,462,480
40,000	DexCom, Inc. *	5,969,600
37,000	Zoetis, Inc.	4,609,830
		15,041,910
		94,517,320
	INDUSTRIALS (1.8%)
	AIRLINES (0.9%)
68,000	Delta Air Lines, Inc.	3,916,800
	INTERNET (0.9%)
100,000	Lyft, Inc. Class A *(1)	4,084,000
		8,000,800
	INFORMATION TECHNOLOGY (21.6%)
	COMMERCIAL SERVICES (1.6%)
68,000	PayPal Holdings, Inc. *	7,044,120

September 30, 2019

	COMPUTERS (2.8%)
34,000	Apple, Inc.	7,614,980
80,000	Crowdstrike Holdings, Inc. Class A *(1)	4,664,800
		12,279,780
	DIVERSIFIED FINANCIAL SERVICES (2.7%)
70,000	Visa, Inc. Class A (1)	12,040,700
	INTERNET (1.6%)
95,000	Zendesk, Inc. *	6,923,600
	SEMICONDUCTORS (4.1%)
13,500	Broadcom, Inc.	3,726,945
100,000	Micron Technology, Inc. *	4,285,000
36,000	NVIDIA Corp.	6,266,520
36,000	NXP Semiconductors N.V.	3,928,320
		18,206,785
	SOFTWARE (8.1%)
18,000	Adobe, Inc. *	4,972,500
33,000	Salesforce.com, Inc. *	4,898,520
32,000	ServiceNow, Inc. *	8,123,200
195,000	Slack Technologies, Inc. Class A *(1)	4,627,350
78,000	Splunk, Inc. *	9,193,080
40,000	Twilio, Inc. Class A *(1)	4,398,400
		36,213,050
	TELECOMMUNICATIONS (0.7%)
68,000	Cisco Systems, Inc.	3,359,880
		96,067,915
	REAL ESTATE (0.8%)
	REITS (0.8%)
17,000	American Tower Corp. REIT	3,759,210
	TOTAL COMMON STOCKS (Cost $322,750,853) (83.5%)	371,547,735
Principal Amount		Value
ASSET-BACKED SECURITIES (0.9%)
$150,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	152,256
208,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	209,631
255,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	256,876
150,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	151,820
150,870	Ford Credit Auto Owner Trust, Series 2018-B, Class A2A, 2.96%, 9/15/21	151,395
250,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-1, Class A1, 2.07%, 5/15/22	249,828
750,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, 9/15/22	750,227
250,000	GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.12%, 9/20/21	249,940
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	199,920
698,208	Honda Auto Receivables Owner Trust, Series 2018-1I, Class A3, 2.60%, 2/15/22	701,160
250,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, 9/15/23	249,570
105,628	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	105,611
454,362	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.74%, 8/16/21	453,671
100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	100,514
	TOTAL ASSET-BACKED SECURITIES (Cost $3,945,303) (0.9%)	3,982,419
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.7%)
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	275,475
350,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	358,973
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	106,318
92,255	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	92,791
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	104,157
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	259,100
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	263,359
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	258,006
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	260,955
580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	612,417
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	108,752
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	274,060

Schedule of Investments (unaudited) (continued)

150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	161,613
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	276,183
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	258,053
120,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.26%, 4/25/46 (2)(3)	120,300
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	256,189
175,618	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	172,884
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	148,245
199,902	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	203,318
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	261,696
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	207,045
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	215,009
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	254,886
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	395,795
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	199,808
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	212,880
349,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	361,393
170,596	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	170,628
150,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	161,835
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.43%, 3/15/59	265,593
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	204,735
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,276,858) (1.7%)	7,482,451
CORPORATE BONDS & NOTES (5.0%)
	BASIC MATERIALS (0.1%)
	CHEMICALS (0.1%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	239,394
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	211,477
		450,871
	COMMUNICATIONS (0.6%)
	INTERNET (0.2%)
255,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	319,043
200,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	213,116
175,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	190,750
		722,909
	MEDIA (0.1%)
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	191,967
250,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	272,115
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	166,706
		630,788
	TELECOMMUNICATIONS (0.3%)
150,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	158,524
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	211,667
125,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48 (1)	158,968
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	217,952
150,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	171,010
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	290,285
		1,208,406
		2,562,103
	CONSUMER, CYCLICAL (0.3%)
	AUTO MANUFACTURERS (0.0%)
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	200,297
	AUTO PARTS & EQUIPMENT (0.0%)
175,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	178,062

Schedule of Investments (unaudited) (continued)

	HOME BUILDERS (0.1%)
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	150,884
150,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	159,375
150,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	160,500
		470,759
	HOME FURNISHINGS (0.1%)
200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29	222,923
	LODGING (0.1%)
150,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	154,500
200,000	Marriott International, Inc., Series AA, Senior Unsecured Notes, 4.65%, 12/1/28	225,172
		379,672
		1,451,713
	CONSUMER, NON-CYCLICAL (0.6%)
	BEVERAGES (0.1%)
150,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31 (1)	178,361
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	187,804
		366,165
	BIOTECHNOLOGY (0.1%)
100,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	126,182
200,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	200,236
		326,418
	COMMERCIAL SERVICES (0.0%)
150,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	166,657
	HEALTHCARE PRODUCTS (0.1%)
235,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	256,019
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.36%, 6/6/24	156,463
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	160,298
		572,780
	HEALTHCARE SERVICES (0.2%)
100,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	103,975
125,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	136,562
200,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	212,271
100,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	125,932
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	177,444
		756,184
	PHARMACEUTICALS (0.1%)
175,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	183,913
150,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	173,855
200,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	221,932
		579,700
		2,767,904
	ENERGY (0.4%)
	OIL & GAS (0.3%)
100,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	103,816
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25 (1)	155,958
200,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	224,802
100,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	101,500
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	210,897
150,000	Total Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	161,951
175,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	226,444
		1,185,368
	PIPELINES (0.1%)
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	229,504
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (1)	216,902
125,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	132,814
100,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	105,458
		684,678
		1,870,046
	FINANCIAL (2.0%)
	BANKS (0.9%)
150,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	159,951
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	100,715
150,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	159,251
100,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26	101,422
175,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	185,395
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	186,489

Schedule of Investments (unaudited) (continued)

150,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (3)	155,417
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	158,118
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	134,988
100,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	100,970
200,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	212,301
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	253,207
200,000	Lloyds Bank PLC, Senior Unsecured Notes, 2.25%, 8/14/22	199,506
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	268,112
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	251,263
150,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29	158,723
200,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	206,396
100,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	100,190
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	261,130
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	255,240
150,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	159,431
250,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	257,968
		4,026,183
	DIVERSIFIED FINANCIAL SERVICES (0.4%)
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 4.45%, 4/3/26	186,921
150,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	154,659
200,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	210,384
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	214,725
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	201,088
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	265,280
150,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	155,485
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	210,576
		1,599,118
	INSURANCE (0.3%)
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	267,177
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,807
150,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	160,197
225,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	241,469
250,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	260,499
150,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	161,550
150,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (3)	166,260
		1,514,959
	REITS (0.4%)
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	211,389
150,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	156,087
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	215,095
125,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29	136,499
100,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	100,868
100,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	106,745
150,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	153,187
125,000	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 3.90%, 10/15/29	123,125
250,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29	276,799
250,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	274,267
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	127,812
		1,881,873
		9,022,133
	INDUSTRIAL (0.4%)
	AEROSPACE & DEFENSE (0.1%)
250,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	280,860
200,000	United Technologies Corp., Senior Unsecured Notes, 3.95%, 8/16/25	219,111
		499,971
	BUILDING MATERIALS (0.1%)
100,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	101,677
	MISCELLANEOUS MANUFACTURERS (0.1%)
200,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 3.80%, 3/21/29	212,939

September 30, 2019

250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	263,895
		476,834
	PACKAGING & CONTAINERS (0.1%)
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	156,934
125,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	131,891
		288,825
	TRANSPORTATION (0.0%)
100,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	97,694
		1,465,001
	TECHNOLOGY (0.2%)
	COMPUTERS (0.0%)
100,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	111,510
	SEMICONDUCTORS (0.1%)
225,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	248,235
	SOFTWARE (0.1%)
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	134,664
125,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	131,515
100,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	105,585
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	252,574
		624,338
		984,083
	UTILITIES (0.4%)
	ELECTRIC (0.4%)
200,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	219,703
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	237,393
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	221,435
150,000	DTE Electric Co., 3.95%, 3/1/49	171,888
100,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	100,000
250,000	Florida Power & Light Co., 4.05%, 6/1/42	288,315
150,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	147,445
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	181,672
125,000	Northern States Power Co., 2.90%, 3/1/50	120,848
		1,688,699
	GAS (0.0%)
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	108,937
		1,797,636
	TOTAL CORPORATE BONDS & NOTES (Cost $21,070,362) (5.0%)	22,371,490
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	207,302
150,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22 (1)	153,763
200,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	211,902
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	160,125
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $703,474) (0.2%)	733,092
LONG-TERM MUNICIPAL SECURITIES (0.4%)
	CALIFORNIA (0.1%)
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	85,476
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	65,094
		150,570
	NEW YORK (0.2%)
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	185,651
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	107,355
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	204,392
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	258,890
135,000	New York Municipal Bond Bank Agency Revenue, Revenue Bonds, Build America Bonds, Ser. D2, 6.64%, 4/1/25	157,841
		914,129
	TEXAS (0.1%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	279,065

Schedule of Investments (unaudited) (continued)

250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	296,742
		575,807
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,540,135) (0.4%)	1,640,506
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.5%)
230,000	FHLB, 3.25%, 3/8/24	246,416
250,000	FHLB, 3.00%, 10/12/21	256,627
178,018	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	177,860
79,225	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	87,409
74,152	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	78,743
105,676	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	108,583
131,511	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	140,544
218,436	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	225,212
40,268	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	41,517
228,797	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	236,654
88,271	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	92,773
62,036	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	65,200
76,328	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	80,604
373,429	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	388,420
250,000	FNMA, 2.38%, 1/19/23	256,213
155,854	FNMA Pool #254954, 4.50%, 10/1/23	163,862
107,745	FNMA Pool #745275, 5.00%, 2/1/36	118,983
113,078	FNMA Pool #844809, 5.00%, 11/1/35	124,929
61,268	FNMA Pool #AA0466, 4.50%, 2/1/39	66,281
183,617	FNMA Pool #AB1796, 3.50%, 11/1/40	192,858
64,699	FNMA Pool #AB3218, 3.50%, 7/1/31	67,305
195,595	FNMA Pool #AB3900, 3.00%, 11/1/26	200,865
84,384	FNMA Pool #AC5822, 4.50%, 5/1/40	91,402
116,451	FNMA Pool #AD7128, 4.50%, 7/1/40	126,151
76,387	FNMA Pool #AD8529, 4.50%, 8/1/40	82,650
542	FNMA Pool #AH3226, 5.00%, 2/1/41	598
114,726	FNMA Pool #AH4493, 4.50%, 2/1/41	122,523
87,375	FNMA Pool #AI1019, 4.50%, 5/1/41	94,685
277,082	FNMA Pool #AL0657, 5.00%, 8/1/41	304,443
249,933	FNMA Pool #AQ1853, 3.00%, 11/1/42	257,550
116,311	FNMA Pool #AS0560, 4.50%, 9/1/43	126,011
63,079	FNMA Pool #AS1529, 3.00%, 1/1/29	64,778
40,024	FNMA Pool #AS3789, 4.50%, 11/1/44	43,100
80,213	FNMA Pool #AS4503, 3.00%, 2/1/30	82,371
157,980	FNMA Pool #AS4928, 3.50%, 5/1/45	164,549
72,625	FNMA Pool #AS6205, 3.50%, 11/1/45	75,639
200,454	FNMA Pool #AS7188, 4.00%, 5/1/46	211,218
309,244	FNMA Pool #AS9459, 4.50%, 4/1/47	327,468
42,019	FNMA Pool #AT8849, 4.00%, 6/1/43	44,894
116,683	FNMA Pool #AU1847, 3.00%, 9/1/43	120,199
107,714	FNMA Pool #AU3621, 3.00%, 7/1/43	110,960
220,834	FNMA Pool #AU5409, 3.00%, 8/1/43	224,201
73,534	FNMA Pool #AU5653, 4.00%, 9/1/43	78,389
110,970	FNMA Pool #AU6562, 3.50%, 12/1/43	116,269
59,961	FNMA Pool #AU7025, 3.00%, 11/1/43	61,697
77,869	FNMA Pool #AV3310, 4.50%, 1/1/44	82,778
133,372	FNMA Pool #AY2728, 2.50%, 2/1/30	134,662
121,602	FNMA Pool #AZ2276, 4.00%, 6/1/45	127,470
191,045	FNMA Pool #BA6555, 3.00%, 1/1/46	195,668
122,689	FNMA Pool #BD8211, 4.00%, 4/1/47	128,557
245,883	FNMA Pool #BK2040, 4.00%, 5/1/48	255,733
754,810	FNMA Pool #BK9648, 3.50%, 11/1/48	774,060
974,100	FNMA Pool #BM5793, 3.00%, 4/1/49	988,951
487,730	FNMA Pool #BN6248, 3.00%, 4/1/49	495,166
305,268	FNMA Pool #MA3614, 3.50%, 3/1/49	313,330
144,301	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	144,081
78,880	GNMA I Pool #539285, 3.00%, 5/15/42	81,188
100,419	GNMA II Pool #MA1520, 3.00%, 12/20/43	103,879
153,516	GNMA II Pool #MA1521, 3.50%, 12/20/43	162,150
271,503	GNMA II Pool #MA1839, 4.00%, 4/20/44	289,491
443,926	GNMA II Pool #MA4836, 3.00%, 11/20/47	456,418
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,937,605) (2.5%)	11,083,185
U.S. TREASURY OBLIGATIONS (2.6%)
150,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	206,789
520,000	U.S. Treasury Bonds, 4.38%, 2/15/38	721,114
350,000	U.S. Treasury Bonds, 3.50%, 2/15/39	438,430
1,587,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,781,779
1,190,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,412,893
550,000	U.S. Treasury Notes, 1.75%, 2/28/22	551,740
1,050,000	U.S. Treasury Notes, 2.00%, 11/30/22	1,063,207
1,349,000	U.S. Treasury Notes, 2.13%, 7/31/24	1,383,410
275,000	U.S. Treasury Notes, 2.25%, 11/15/24	283,991
1,800,000	U.S. Treasury Notes, 3.00%, 9/30/25	1,942,734
275,000	U.S. Treasury Notes, 2.13%, 5/31/26	283,744
832,000	U.S. Treasury Notes, 2.25%, 8/15/27 (1)	869,798
600,000	U.S. Treasury Notes, 2.75%, 2/15/28	651,422
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,578,908) (2.6%)	11,591,051

Shares		Value
SHORT-TERM INVESTMENTS (8.5%)
	MONEY MARKET FUNDS (8.5%)
12,852,601	State Street Institutional Liquid Reserves Fund	12,852,601

September 30, 2019

25,241,414	State Street Navigator Securities Lending Government Money Market Portfolio (4)	25,241,414
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,094,959) (8.5%)	38,094,015
	TOTAL INVESTMENT SECURITIES (105.3%) (Cost $416,898,457)	$468,525,944
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.3%)		(23,471,782)
NET ASSETS (5) (100%)		$445,054,162

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2019, the market value of the securities on loan was $76,004,115.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Securities with an aggregate market value of $76,004,115 were out on loan in exchange for $25,241,414 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $416,898,457, aggregate gross unrealized appreciation was $82,650,492, aggregate gross unrealized depreciation was $31,023,005 and the net unrealized appreciation was $51,627,487.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$371,547,735	$—	$—	$371,547,735
Asset-Backed Securities	—	3,982,419	—	3,982,419
Commercial Mortgage-Backed Securities	—	7,482,451	—	7,482,451
Corporate Bonds & Notes*	—	22,371,490	—	22,371,490
Foreign Government Obligations	—	733,092	—	733,092
Long-Term Municipal Securities*	—	1,640,506	—	1,640,506
U.S. Government Agency Obligations	—	11,083,185	—	11,083,185
U.S. Treasury Obligations	—	11,591,051	—	11,591,051
Short-Term Investments	38,094,015	—	—	38,094,015
Total Investments in Securities	$409,641,750	$58,884,194	$—	$468,525,944

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.